NOTE PAYABLE AND CONVERTIBLE NOTES (Tables)	12 Months Ended
Jun. 30, 2026
Note Payable And Convertible Notes
SCHEDULE OF PROMISSORY NOTES OUTSTANDING	The Company’s promissory notes outstanding were as follows:
	June 30, 2026	June 30, 2025
Principal amounts of notes payable	$-	$589,277
Unamortized discounts	-	(45,965)
Notes payable, net	$-	$543,312

SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding were as follows:

	June 30, 2026	June 30, 2025
Convertible notes and debenture	$-	$520,797
Unamortized discounts	-	(97,276)
Premium, net	-	114,400
Convertible notes, net	$-	$537,921